Business Segments (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Business Segment Results
Condensed income statement results by business segment for the years ended December 31 were as follows:

	Wealth, Corporate, Commercial and Institutional Banking			Consumer and Business Banking			Payment Services
(Dollars in Millions)	2025	2024	2023	2025	2024	2023	2025	2024	2023
Net interest income (taxable-equivalent basis)(a)	$7,214	$7,613	$7,812	$7,248	$7,625	$8,658	$3,048	$2,831	$2,609
Noninterest income(b)(c)	4,869	4,538	4,145	1,625	1,606	1,637	4,359	4,195	4,056
Total net revenue	12,083	12,151	11,957	8,873	9,231	10,295	7,407	7,026	6,665
Compensation and employee benefits	2,121	2,127	2,082	2,109	2,212	2,303	891	856	832
Other intangibles	184	206	229	236	266	291	78	97	115
Net shared services	2,094	2,147	2,170	2,750	2,768	2,957	2,145	2,094	2,007
Other direct expenses(d)	969	937	1,022	1,242	1,286	1,332	1,012	915	915
Total noninterest expense	5,368	5,417	5,503	6,337	6,532	6,883	4,126	3,962	3,869
Income (loss) before provision and income taxes	6,715	6,734	6,454	2,536	2,699	3,412	3,281	3,064	2,796
Provision for credit losses	546	385	340	238	182	78	1,570	1,614	1,394
Income (loss) before income taxes	6,169	6,349	6,114	2,298	2,517	3,334	1,711	1,450	1,402
Income taxes and taxable-equivalent adjustment	1,543	1,588	1,529	575	630	834	429	363	351
Net income (loss)	4,626	4,761	4,585	1,723	1,887	2,500	1,282	1,087	1,051
Net (income) loss attributable to noncontrolling interests	—	—	—	—	—	—	—	—	—
Net income (loss) attributable to U.S. Bancorp	$4,626	$4,761	$4,585	$1,723	$1,887	$2,500	$1,282	$1,087	$1,051

	Treasury and Corporate Support			Consolidated Company
(Dollars in Millions)	2025	2024	2023	2025	2024	2023
Net interest income (taxable-equivalent basis)(a)	$(745)	$(1,660)	$(1,552)	$16,765	$16,409	$17,527
Noninterest income(b)(c)	1,038	707	779	11,891	11,046	10,617
Total net revenue	293	(953)	(773)	28,656	27,455	28,144
Compensation and employee benefits	5,206	5,359	5,199	10,327	10,554	10,416
Other intangibles	—	—	1	498	569	636
Net shared services	(6,989)	(7,009)	(7,134)	—	—	—
Other direct expenses(d)	2,789	2,927	4,552	6,012	6,065	7,821
Total noninterest expense	1,006	1,277	2,618	16,837	17,188	18,873
Income (loss) before provision and income taxes	(713)	(2,230)	(3,391)	11,819	10,267	9,271
Provision for credit losses	(168)	57	463	2,186	2,238	2,275
Income (loss) before income taxes	(545)	(2,287)	(3,854)	9,633	8,029	6,996
Income taxes and taxable-equivalent adjustment	(510)	(881)	(1,176)	2,037	1,700	1,538
Net income (loss)	(35)	(1,406)	(2,678)	7,596	6,329	5,458
Net (income) loss attributable to noncontrolling interests	(26)	(30)	(29)	(26)	(30)	(29)
Net income (loss) attributable to U.S. Bancorp	$(61)	$(1,436)	$(2,707)	$7,570	$6,299	$5,429
(a)Total net interest income includes a taxable-equivalent adjustment of $116 million, $120 million and $131 million for 2025, 2024 and 2023, respectively. See Non-GAAP Financial Measures beginning on page 54.
(b)Payment services noninterest income presented net of related rewards and rebate costs and certain partner payments of $3.1 billion, $3.1 billion and $3.0 billion for 2025, 2024 and 2023, respectively.
(c)Total noninterest income includes revenue generated from certain contracts with customers of $9.7 billion, $9.2 billion and $8.8 billion for 2025, 2024 and 2023, respectively.
(d)Other direct expenses for each reportable segment includes: net occupancy and equipment, professional services, marketing and business development, technology and communications, and other.
Average balances by business segment for the years ended December 31 were as follows:

	Wealth, Corporate, Commercial and Institutional Banking			Consumer and Business Banking			Payment Services
(Dollars in Millions)	2025	2024	2023	2025	2024	2023	2025	2024	2023
Loans	$183,254	$172,517	$175,870	$148,543	$155,039	$162,017	$42,689	$41,080	$38,470
Goodwill	4,826	4,825	4,682	4,326	4,326	4,465	3,444	3,357	3,328
Other intangible assets	794	981	1,007	4,222	4,539	5,264	254	277	351
Assets	213,156	201,415	202,735	162,080	168,862	179,252	48,007	47,166	44,289
Noninterest-bearing deposits	55,920	56,814	71,012	19,461	20,770	30,882	2,524	2,685	2,981
Interest-bearing deposits	216,953	216,083	203,995	201,223	199,155	184,758	95	95	102
Total deposits	272,873	272,897	275,007	220,684	219,925	215,640	2,619	2,780	3,083
Total U.S. Bancorp shareholders’ equity	22,018	21,440	22,367	13,478	14,424	16,026	10,310	10,005	9,310

	Treasury and Corporate Support			Consolidated Company
(Dollars in Millions)	2025	2024	2023	2025	2024	2023
Loans	$5,774	$5,239	$4,918	$380,260	$373,875	$381,275
Goodwill	—	—	—	12,596	12,508	12,475
Other intangible assets	7	9	17	5,277	5,806	6,639
Assets	253,297	246,571	237,164	676,540	664,014	663,440
Noninterest-bearing deposits	2,603	2,738	2,893	80,508	83,007	107,768
Interest-bearing deposits	10,339	11,175	9,040	428,610	426,508	397,895
Total deposits	12,942	13,913	11,933	509,118	509,515	505,663
Total U.S. Bancorp shareholders’ equity	16,145	11,337	5,957	61,951	57,206	53,660